OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES

27.	OTHER LONG-TERM LIABILITIES

(in thousands of $)	2013	2012
Deferred gain on sale of Golar Maria (see note 6)	16,660	—
Tax benefits on intra-group transfers of long-term assets	5,204	9,022
Pension obligations (see note 28)	35,645	40,097
Guarantees issued to Golar Partners (see note 5)	22,369	23,265
Other	4,388	131
	84,266	72,515

Tax benefits arising on intra-group transfers of long-term assets arose from transactions between controlled entities in respect of two vessels, the Gimi and Hilli that generated a permanent tax benefit for us. The tax benefits are being amortized through the tax line of the statement of operations over the remaining useful lives of the vessels (see note 11).